SIGNIFICANT ACCOUNTING POLICIES - Disclosure of initial IAS 39 classification and the new IFRS 9 classification for all financial instruments (Details) - CAD ($)	Nov. 30, 2019	Nov. 30, 2018
Disclosure of detailed information about financial instruments [line items]
Cash	$ 583,119	$ 2,743,694
Due from related parties	25,070	7,400
Accounts payable	217,023	112,757
Due to related parties	$ 10,035	3,000
Loan payable		51,184
Original under IAS 39 [Member] | FVTPL [Member]
Disclosure of detailed information about financial instruments [line items]
Cash		2,743,694
Original under IAS 39 [Member] | Loans And Receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Due from related parties		7,400
Original under IAS 39 [Member] | Other Financial Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable		112,757
Due to related parties		3,000
Loan payable		51,184
New under IFRS 9 [Member] | Amortized Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Cash		2,743,694
Due from related parties		7,400
Accounts payable		112,757
Due to related parties		3,000
Loan payable		$ 51,184